FINANCIAL RISK MANAGEMENT (Details) - Schedule of Drawn and Undrawn Exposures and Expected Credit Losses - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	£ 5,950	£ 4,852	£ 3,692
Loans and advances to customers	480,141	474,470
The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,954	4,852
Loans and advances to customers	485,842	477,633
The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	294,806	289,198
The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,109	18,198
The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,536	10,212
The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,201	15,976
The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,367	10,899
The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	354,019	344,483
The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74,320	79,298
The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,503	53,852
The Group | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
Loans and advances to customers	5,701	3,163
The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,024	568
The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	766	469
The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	643	426
The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	498	385
The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	188	113
The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,119	1,961
The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,161	1,175
The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	421	27
The Group | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400
The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133,598	116,434
The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,550	12,393
The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59,998	56,584
The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,931	6,863
The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,660	1,378
The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,882	1,304
The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90,021	78,522
The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42,777	37,677
The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	800	235
The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	426	173
The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	77
The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	35
The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41	14
The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	276	129
The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	149	44
The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,656	4,453	£ 3,153
Loans and advances to customers	178,269	177,569
The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,660	4,453
Loans and advances to customers	180,550	178,742
The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48,670	51,351
The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,561	4,492
The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,093	5,580
The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	512	1,398
The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,624	2,507
The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66,460	65,328
The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58,143	60,508
The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55,947	52,906
The Bank | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
Loans and advances to customers	2,281	1,173
The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	96	79
The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	131
The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	356	242
The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	43	70
The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	77
The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	842	599
The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,233	573
The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	1
The Bank | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	200
The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62,766	52,549
The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,720	1,120
The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,264	15,610
The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,831	3,807
The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	101
The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,114	895
The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22,953	21,533
The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,071	30,825
The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	742	191
The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	245	90
The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	22
The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41	22
The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	34	13
The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	121	57
The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	122	33
The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,954	4,852
Loans and advances to customers	415,608	429,767
Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	251,418	257,043
Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,496	16,132
Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,710	8,788
Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,786	13,884
Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,879	9,904
Stage 1 | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	301,289	305,751
Stage 1 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,897	70,238
Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,422	53,778
Stage 1 | The Group | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
Loans and advances to customers	1,347	669
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	104	23
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	155	155
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	201	146
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	194	214
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	25
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	684	563
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	254	90
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	409	16
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400
Stage 1 | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	125,625	112,517
Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,348	12,243
Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,068	54,513
Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,355	6,535
Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,657	1,374
Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,812	1,240
Stage 1 | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85,240	75,905
Stage 1 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,585	36,377
Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	800	235
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	191	91
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	48
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	14
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	11
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	76
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	15
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,660	4,453
Loans and advances to customers	156,189	165,676
Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41,425	46,904
Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,540	3,943
Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,125	4,826
Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	388	1,098
Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,704	1,965
Stage 1 | The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,182	58,736
Stage 1 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44,078	54,068
Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55,929	52,872
Stage 1 | The Bank | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
Loans and advances to customers	589	238
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	2
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	37
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	111	84
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	22
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	18
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	177	163
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	210	75
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	202	0
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	200
Stage 1 | The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58,627	50,890
Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,720	1,120
Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,971	15,149
Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,584	3,679
Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	97
Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,054	839
Stage 1 | The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21,353	20,884
Stage 1 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36,532	29,815
Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	742	191
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	102	44
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	13
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	8
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	10
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	31
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53	13
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	51,280	28,505
Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,018	16,935
Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,273	1,681
Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,519	1,131
Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,216	1,942
Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,304	845
Stage 2 | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37,330	22,534
Stage 2 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,938	5,925
Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	46
Stage 2 | The Group | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	2,125	993
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	468	281
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	458	189
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	295	172
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	87
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	37
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,491	766
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	634	226
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 2 | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,619	3,740
Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	118	63
Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,874	1,996
Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	558	320
Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	4
Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	62
Stage 2 | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,622	2,445
Stage 2 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,997	1,295
Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	221	77
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	29
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	21
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	3
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	146	53
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	24
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	21,494	10,681
Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,677	3,889
Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	933	457
Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	795	586
Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	240
Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	797	437
Stage 2 | The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,282	5,609
Stage 2 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,200	5,040
Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	32
Stage 2 | The Bank | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	974	435
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	47
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	141	63
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	161	96
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	16
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	78	24
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	446	246
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	527	189
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 2 | The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,926	1,635
Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,280	448
Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	237	123
Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	4
Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	54
Stage 2 | The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,576	629
Stage 2 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,350	1,006
Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	42
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	9
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	14
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	3
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	26
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	16
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	6,443	5,647
Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,859	1,506
Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	385
Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307	293
Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	150
Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	150
Stage 3 | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,889	2,484
Stage 3 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,485	3,135
Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	28
Stage 3 | The Group | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	1,968	1,359
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	191	122
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	153	125
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147	108
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	84
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	51
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	683	490
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,273	859
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	10
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 3 | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	280	98
Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	8
Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	75
Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	8
Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 3 | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	93
Stage 3 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	195	5
Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	2,867	2,385
Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	568	558
Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	92
Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	173	168
Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	60
Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	105
Stage 3 | The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	996	983
Stage 3 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,865	1,400
Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	2
Stage 3 | The Bank | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	718	500
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	30
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	31
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	62
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	32
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	35
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	219	190
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	496	309
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 3 | The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	24
Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	13
Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	5
Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 3 | The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	20
Stage 3 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	189	4
Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	4
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	4
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	12,511	13,714
POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,511	13,714
POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,511	13,714
POCI | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	261	142
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Central overlay
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
POCI | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	272,382	270,522
RMS 1-6 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,903	15,473
RMS 1-6 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,850	7,774
RMS 1-6 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,431	14,865
RMS 1-6 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,434	10,157
RMS 1-6 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	834	814
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	350	206
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	132	128
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95	101
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	233	233
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	38	35
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	17
RMS 1-6 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,456	12,304
RMS 1-6 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,738	55,978
RMS 1-6 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,385	6,661
RMS 1-6 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,275	1,181
RMS 1-6 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,695	1,240
RMS 1-6 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	235
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	65
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	15
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	11
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 1-6 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45,575	49,876
RMS 1-6 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,611	3,714
RMS 1-6 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,092	4,170
RMS 1-6 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	422	1,211
RMS 1-6 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,361	2,114
RMS 1-6 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	299
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	30
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	28
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	54
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	25
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	22
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	0
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,720	1,120
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,895	15,421
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,513	3,687
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	84
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	941	839
RMS 1-6 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	191
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	19
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	9
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	10
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	251,372	257,028
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,619	14,744
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,559	7,406
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,035	13,568
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,952	9,762
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	822	768
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	103	23
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	103
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	84
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	187	203
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	25
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	16
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,347	12,242
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54,694	54,216
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,070	6,437
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,275	1,181
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,672	1,240
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	235
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	44
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	12
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	11
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41,423	46,904
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,248	3,568
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,930	4,018
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	382	1,076
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,173	1,958
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	230	267
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	2
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	22
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	47
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	21
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	18
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,720	1,120
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,814	15,052
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,414	3,619
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	84
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	923	839
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	191
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	12
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	7
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	10
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21,010	13,494
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,284	729
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	291	368
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,396	1,297
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	482	395
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	46
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	183
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57	25
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	17
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	30
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	10
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	109	62
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,044	1,762
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	315	224
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	0
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	21
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	3
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,152	2,972
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	363	146
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	162	152
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	135
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	188	156
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	32
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	28
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	6
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	7
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	4
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,081	369
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	68
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	0
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	7
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	2
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,076	2,067
RMS 7-9 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,740	1,911
RMS 7-9 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,570	1,684
RMS 7-9 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,194	682
RMS 7-9 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,752	428
RMS 7-9 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	39
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	204	103
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	165	93
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	25
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	26
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
RMS 7-9 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,235	455
RMS 7-9 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	408	152
RMS 7-9 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	384	197
RMS 7-9 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	176	62
RMS 7-9 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	7
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	7
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	3
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,444	510
RMS 7-9 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	632	546
RMS 7-9 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,374	973
RMS 7-9 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	76
RMS 7-9 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,400	288
RMS 7-9 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	7
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	34
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	86	53
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	4
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	20
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	308	156
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	234	90
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	17
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	162	54
RMS 7-9 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	4
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	3
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	15
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,603	1,355
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,990	1,321
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	738	314
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,418	8
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	49
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	55
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	10
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	772	293
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	269	96
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	381	193
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	0
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	4
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	2
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	290	363
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,109	774
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	22
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,186	7
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	14
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	32
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	96
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	160	59
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	13
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	131	0
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	1
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,030	2,052
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,137	556
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	580	363
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	456	368
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	334	420
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	39
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	138	54
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	38
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33	15
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39	26
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	463	162
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	139	56
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	4
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	62
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	3
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	3
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,442	510
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	342	183
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	265	199
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	54
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	214	281
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	7
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	20
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	21
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	20
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	60
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	31
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	4
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	54
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	1
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	3
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	3
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	907	414
RMS 10 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	617	137
RMS 10 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	297	129
RMS 10 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	99
RMS 10 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	7
RMS 10 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	13
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	22
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	19
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	10
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 10 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	884	31
RMS 10 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	13
RMS 10 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	1
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	2
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	137	116
RMS 10 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	96	50
RMS 10 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	166	77
RMS 10 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	17
RMS 10 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	8
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	12
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	9
RMS 10 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	8
RMS 10 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	1
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	274	32
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	116	44
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	3
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	4
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	602	3
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	2
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	12
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	64	26
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	3
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	1
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	907	414
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	343	105
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	181	85
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	99
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	7
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	13
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70	19
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	15
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	10
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	282	28
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	11
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	1
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	137	116
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	94	38
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	102	51
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	17
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	7
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	9
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	8
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	7
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	1
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,071	975
RMS 11-13 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	509	292
RMS 11-13 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	512	332
RMS 11-13 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	180
RMS 11-13 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	976	157
RMS 11-13 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	46
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	193	91
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	187	105
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	33
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	1
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11-13 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	45
RMS 11-13 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	29
RMS 11-13 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11-13 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
RMS 11-13 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	4
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	11
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	946	291
RMS 11-13 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	90
RMS 11-13 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	288	192
RMS 11-13 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	34
RMS 11-13 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	740	0
RMS 11-13 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	9
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57	30
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	106	61
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	7
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	0
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	11
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	17
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
RMS 11-13 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	8
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	17
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	2
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	509	134
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	3
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	8
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	345	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	2
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,071	975
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	509	291
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	467	315
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	193	178
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	467	23
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	46
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	193	91
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	102
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	32
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	1
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	44
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	29
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	4
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	11
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	946	291
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	90
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	266	184
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	34
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	395	0
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	9
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57	30
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	102	59
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	7
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	11
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	17
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	8
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,370	15,220
RMS 14 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	385
RMS 14 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307	293
RMS 14 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	150
RMS 14 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	150
RMS 14 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	28
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	452	264
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	153	125
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147	108
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	84
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	51
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	10
RMS 14 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	87
RMS 14 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	75
RMS 14 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	8
RMS 14 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
RMS 14 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	568	558
RMS 14 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	92
RMS 14 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	173	168
RMS 14 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	60
RMS 14 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	105
RMS 14 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	2
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	30
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	31
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	62
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	32
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	35
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 14 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	13
RMS 14 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	5
RMS 14 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
RMS 14 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,859	1,506
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	385
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307	293
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	150
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	150
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	28
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	191	122
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	153	125
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147	108
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	84
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	51
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	10
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	8
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	75
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	8
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	568	558
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	92
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	173	168
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	60
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	105
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	2
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	30
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	31
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	62
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	32
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	35
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	13
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	5
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,511	13,714
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,951	4,852
CMS 1-10 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22,395	43,460
CMS 1-10 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,362	53,010
CMS 1-10 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
CMS 1-10 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	29
CMS 1-10 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,039	31,090
CMS 1-10 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	501	0
CMS 1-10 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	7
CMS 1-10 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,660	4,453
CMS 1-10 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18,082	32,845
CMS 1-10 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55,595	52,605
CMS 1-10 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
CMS 1-10 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	26
CMS 1-10 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27,598	25,891
CMS 1-10 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	500	0
CMS 1-10 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
CMS 1-10 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,951	4,852
CMS 1-10 | Stage 1 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22,218	43,104
CMS 1-10 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,362	53,010
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	27
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 1 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,039	31,014
CMS 1-10 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	501	0
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	7
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	5,660	4,453
CMS 1-10 | Stage 1 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,907	32,465
CMS 1-10 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55,595	52,605
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4	0
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	25
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 1 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27,598	25,847
CMS 1-10 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	500	0
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 2 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	177	356
CMS 1-10 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	76
CMS 1-10 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 2 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	175	380
CMS 1-10 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	44
CMS 1-10 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 3 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 3 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | POCI | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	0
CMS 11-14 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36,685	27,653
CMS 11-14 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	236	0
CMS 11-14 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	241	87
CMS 11-14 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,226	5,955
CMS 11-14 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	16
CMS 11-14 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28,377	22,171
CMS 11-14 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	104	0
CMS 11-14 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	208	73
CMS 11-14 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,344	4,489
CMS 11-14 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39	12
CMS 11-14 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	0
CMS 11-14 | Stage 1 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,023	25,341
CMS 11-14 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	236	0
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	50
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,612	5,105
CMS 11-14 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	7
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 1 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22,449	20,141
CMS 11-14 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	104	0
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	114	40
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,105	3,771
CMS 11-14 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	7
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 2 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,662	2,312
CMS 11-14 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	106	37
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,614	850
CMS 11-14 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	9
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 2 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,928	2,030
CMS 11-14 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	94	33
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,239	718
CMS 11-14 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	5
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 3 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 3 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | POCI | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,086	4,882
CMS 15-18 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	493	184
CMS 15-18 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,225	584
CMS 15-18 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	14
CMS 15-18 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,270	3,981
CMS 15-18 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	408	155
CMS 15-18 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,886	403
CMS 15-18 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	10
CMS 15-18 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 1 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,656	1,793
CMS 15-18 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	96	13
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	934	258
CMS 15-18 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	1
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 1 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,722	1,462
CMS 15-18 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	10
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	829	197
CMS 15-18 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	1
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 2 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,430	3,089
CMS 15-18 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	397	171
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,291	326
CMS 15-18 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	13
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 2 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,548	2,519
CMS 15-18 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	332	145
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,057	206
CMS 15-18 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41	9
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 3 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 3 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | POCI | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	669	168
CMS 19 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
CMS 19 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	129	16
CMS 19 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	92	43
CMS 19 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	2
CMS 19 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	549	111
CMS 19 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	101	10
CMS 19 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	38
CMS 19 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
CMS 19 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 1 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 1 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 2 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	669	168
CMS 19 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	129	16
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	92	43
CMS 19 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	2
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 2 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	549	111
CMS 19 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	101	10
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	38
CMS 19 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 3 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 3 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | POCI | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,485	3,135
CMS 20-23 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
CMS 20-23 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,273	859
CMS 20-23 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	195	5
CMS 20-23 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
CMS 20-23 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,865	1,400
CMS 20-23 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	496	309
CMS 20-23 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	189	4
CMS 20-23 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	4
CMS 20-23 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 1 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 1 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 2 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 2 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 3 | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,485	3,135
CMS 20-23 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,273	859
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	195	5
CMS 20-23 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 3 | The Bank | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,865	1,400
CMS 20-23 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	496	309
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Bank | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	189	4
CMS 20-23 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	4
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | POCI | The Group | Gross drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Gross undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	893	842
RMS | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	27
RMS | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	235
RMS | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	248	301
RMS | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
RMS | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	191
RMS | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	822	768
RMS | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	16
RMS | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	235
RMS | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	230	267
RMS | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	191
RMS | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
RMS | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	46
RMS | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	32
RMS | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	28
RMS | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	10
RMS | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	2
RMS | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,610	53,010
CMS | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	501	0
CMS | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55,699	52,605
CMS | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	500	0
CMS | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,600	53,010
CMS | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	501	0
CMS | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55,699	52,605
CMS | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	500	0
CMS | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
CMS | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0